UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  March 31, 2000

Check here if Amendment [   ]; Amendment Number: -------
 This Amendment (Check only one):        [ ] is a restatement.
                                         [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Tokio Marine Asset Management New York Co., Ltd.
Address:       101 Park Avenue
               New York, NY  10178-0096

Form 13F File Number:  28-3605

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Toshiya Kimura
Title:  Chief Investment Officer
Phone:  (212) 297-6704

Signature, Place and Date of Signing:

/s/ Toshiya Kimura              New York, NY             April 28, 2000
---------------------     -----------------------     ---------------------
     [Signature]                [City, State]                [Date]


Report Type (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  None.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included managers:                0

Form 13F Information Table Entry Total:          82

Form 13F Information Table Value Total:     457,379
                                          (thousands)


List of Other Included Managers:  N/A

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. None.

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Column 1                        Column 2       Column 3     Column 4     Column 5        Column 6     Column 7    Column 8
Name of Issuer               Title of Class     CUSIP #      Market     Amount and      Investment     Other       Voting
                                                             Value       Type of        Discretion    Managers   Authority
                                                            (x $1000)    Security                                  (Sole)
----------------------------------------------------------------------------------------------------------------------------
ALLTEL CORP                   Common Stock     020039103       2,530      40,000  SH       SOLE                    40,000
AMAZON.COM                    Common Stock     023135106       3,819      57,000  SH       SOLE                    57,000
AMERICA ONLINE                Common Stock     02364J104       5,380      80,000  SH       SOLE                    80,000
AMERICAN EXPRESS              Common Stock     025816109       5,712      38,354  SH       SOLE                    38,354
AMERICAN INT'L GROUP          Common Stock     026874107       6,458      58,978  SH       SOLE                    58,978
AMGEN                         Common Stock     031162100       4,603      75,000  SH       SOLE                    75,000
ANHEUSER-BUSCH                Common Stock     035229103       3,922      63,000  SH       SOLE                    63,000
AT & T CORP                   Common Stock     001957109       6,196     110,032  SH       SOLE                   110,032
AUTOMATIC DATA PROCESS        Common Stock     053015103       5,023     104,098  SH       SOLE                   104,098
AXA FINANCIAL(EQUIT. COS      Common Stock     002451102       3,946     110,000  SH       SOLE                   110,000
BANK NEW YORK CO              Common Stock     064057102       6,810     163,854  SH       SOLE                   163,854
BANK OF AMERICA CORP          Common Stock     060505104       4,352      83,000  SH       SOLE                    83,000
BERKSHIRE HATHAWAY INC-CL B   Common Stock     084670207       1,274         700  SH       SOLE                         3.5
BRISTOL-MYERS SQUIBB CO       Common Stock     110122108       1,143      20,000  SH       SOLE                    20,000
CALPINE CORPORATION           Common Stock     131347106       6,674      71,000  SH       SOLE                    71,000
CBS CORP                      Common Stock     12490K107       6,693     118,200  SH       SOLE                   118,200
CENDANT CORP                  Common Stock     151313103       2,616     140,000  SH       SOLE                   140,000
CHASE MANHATTAN CORP          Common Stock     16161A108       8,880     101,848  SH       SOLE                   101,848
CHEVRON CORP                  Common Stock     166751107       5,454      59,000  SH       SOLE                    59,000
CISCO SYSTEMS                 Common Stock     17275R102      15,463     200,000  SH       SOLE                   200,000
CITIGROUP                     Common Stock     172967101       9,071     151,500  SH       SOLE                   151,500
CLOROX CO                     Common Stock     189054109       1,769      53,602  SH       SOLE                    53,602
COCA-COLA CO                  Common Stock     191216100       2,974      63,363  SH       SOLE                    63,363
COMCAST CORP A SPECIAL        Common Stock     200300200       5,552     128,000  SH       SOLE                         0
CORNING                       Common Stock     219350105      12,416      64,000  SH       SOLE                    64,000
DELL COMPUTER CORP            Common Stock     247025109       3,776      70,000  SH       SOLE                    70,000
DISNEY (WALT) COMMON          Common Stock     254687106       5,569     135,000  SH       SOLE                   135,000
DU PONT (E.I.) DE NEMOURS     Common Stock     263534109       1,588      30,000  SH       SOLE                    30,000
EMC CORP                      Common Stock     268648102      11,340      90,000  SH       SOLE                    90,000
ENRON CORP                    Common Stock     293561106      12,729     170,000  SH       SOLE                   170,000
EXXON MOBIL CORP              Common Stock     30231G102       9,395     120,452  SH       SOLE                   120,452
FANNIE MAE                    Common Stock     313586109       3,065      54,196  SH       SOLE                    54,196
FIRST DATA CORP               Common Stock     319963104       5,436     122,500  SH       SOLE                   122,500
FORD MOTOR CO                 Common Stock     345370100       1,838      40,000  SH       SOLE                    40,000
GAP                           Common Stock     364760108       4,981     100,000  SH       SOLE                   100,000
GENERAL ELECTRIC CO           Common Stock     369604103      13,144      84,462  SH       SOLE                    84,462
GLOBAL CROSSING               Common Stock     G3921A100       3,562      87,000  SH       SOLE                    87,000
HOME DEPOT                    Common Stock     437076102       8,611     133,500  SH       SOLE                   133,500
HONEYWELL INTL(ALLIEDSIG      Common Stock     438516106       4,946      93,875  SH       SOLE                    93,875
IBM CORP                      Common Stock     459200101       7,694      65,000  SH       SOLE                    65,000
INKTOMI CORP                  Common Stock     457277101       4,485      23,000  SH       SOLE                    23,000
INTEL CORP                    Common Stock     458140100      11,740      88,980  SH       SOLE                    88,980
INTERPUBLIC GROUP OF COS      Common Stock     460690100       4,347      92,000  SH       SOLE                    92,000
JOHNSON & JOHNSON             Common Stock     478160104       4,440      63,200  SH       SOLE                    63,200
KIMBERLY-CLARK CORP           Common Stock     494368103       1,121      20,000  SH       SOLE                    20,000
LIMITED INC                   Common Stock     532716107       1,685      40,000  SH       SOLE                    40,000
LUCENT TECHNOLOGIES           Common Stock     549463107       6,014      97,000  SH       SOLE                    97,000
MACROMEDIA                    Common Stock     556100105       3,883      43,000  SH       SOLE                    43,000
MARCHFIRST INC                Common Stock     566244109       1,784      50,000  SH       SOLE                    50,000
MCGRAW-HILL COMPANIES INC     Common Stock     580645109       1,820      40,000  SH       SOLE                    40,000
MCI WORLDCOM                  Common Stock     55268B106       9,849     217,350  SH       SOLE                   217,350
MEAD CORP                     Common Stock     582834107       3,246      92,900  SH       SOLE                    92,900
MEDIMMUNE                     Common Stock     584699102       3,308      19,000  SH       SOLE                    19,000
MELLON FINL (MELLON BANK      Common Stock     58551A108       4,629     155,606  SH       SOLE                   155,606
MERCK & CO                    Common Stock     589331107       3,239      52,138  SH       SOLE                    52,138
MERCURY INTERACTIVE CORP      Common Stock     589405109       3,527      44,500  SH       SOLE                    44,500
METROMEDIA FIBER              Common Stock     591689104      11,610     120,000  SH       SOLE                   120,000
MICROSOFT CORP                Common Stock     594918104      13,197     124,204  SH       SOLE                   124,204
MINNESOTA MINING & MFG        Common Stock     604059105       3,188      36,000  SH       SOLE                    36,000
NETWORK SOLUTIONS             Common Stock     64121Q102       2,152      14,000  SH       SOLE                    14,000
NEW YORK TIMES CO A           Common Stock     650111107       2,147      50,000  SH       SOLE                    50,000
NEXTEL COMMUNICATIONS         Common Stock     65332V103       7,413      50,000  SH       SOLE                    50,000
ORACLE CORP                   Common Stock     68389X105       2,888      37,000  SH       SOLE                    37,000
PEPSICO                       Common Stock     713448108       2,616      75,000  SH       SOLE                    75,000
PMC-SIERRA                    Common Stock     69344F106       2,648      13,000  SH       SOLE                    13,000
QUALCOMM                      Common Stock     747525103      10,601      71,000  SH       SOLE                    71,000
QWEST COMMUNI. INT'L          Common Stock     749121109       5,520     115,000  SH       SOLE                   115,000
SAFEWAY INC                   Common Stock     786514208       4,580     101,218  SH       SOLE                   101,218
SANMINA CORP                  Common Stock     800907107       7,027     104,000  SH       SOLE                   104,000
SBC COMMUNICATIONS            Common Stock     78387G103       3,328      79,000  SH       SOLE                    79,000
SCHLUMBERGER                  Common Stock     806857108       3,366      44,000  SH       SOLE                    44,000
SEALED AIR CORP               Common Stock     81211K100       6,262     115,300  SH       SOLE                   115,300
SEARS  ROEBUCK & CO           Common Stock     812387108       2,450      80,000  SH       SOLE                    80,000
SUN MICROSYSTEMS              Common Stock     866810104      10,307     110,000  SH       SOLE                   110,000
TANDY CORP                    Common Stock     875382103       6,902     136,000  SH       SOLE                   136,000
TEXAS INSTRUMENTS             Common Stock     882508104      10,880      68,000  SH       SOLE                    68,000
TIME WARNER                   Common Stock     887315109       8,116      81,160  SH       SOLE                    81,160
TYCO INTERNATIONAL (NEW)      Common Stock     902124106       3,709      74,000  SH       SOLE                    74,000
UNITED PARCEL SERVICE         Common Stock     911312106       4,409      70,000  SH       SOLE                    70,000
WAL-MART STORES               Common Stock     931142103       8,136     144,000  SH       SOLE                   144,000
WARNER-LAMBERT CO             Common Stock     934488107       5,471      56,000  SH       SOLE                    56,000
WELLPOINT HEALTH NETWKS       Common Stock     94973H108       2,935      42,000  SH       SOLE                    42,000
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